Business Combinations - Assets Acquired and Liabilities Assumed (Q1) (Details) - South Central Generating $ in Thousands	Feb. 04, 2019 USD ($)
Current assets
Cash and cash equivalents	$ 146,494
Customer and other accounts receivable	49,809
Energy risk management assets	4,193
Other current assets	10,056
Non-current assets
Property, plant, and equipment, net	741,203
Prepayments	36,166
Restricted cash and cash equivalents	707
Intangible assets	98,900
Other deferred charges	133
Total assets acquired	1,135,380
Current liabilities
Accounts payable	38,478
Taxes payable	723
Energy risk management liabilities	241
Other current liabilities	14,570
Non-current liabilities
Accumulated deferred federal and state income taxes, net	7,165
Deferred lease revenue	58,300
Intangible liabilities	38,300
Asset retirement obligations	15,323
Operating lease liabilities	110
Total liabilities assumed	173,210
Total purchase price consideration	962,170
Fuel Inventory
Current assets
Inventory	22,060
Materials and supplies
Current assets
Inventory	$ 25,659